PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 356,237	$ 51,650	¥ 423,766		¥ 320,179
Prepaid expenses and other current assets	111,339	16,142	139,757
Amounts due from related parties	698	101	839
Total current assets	667,553	96,786	619,332
Total assets	1,337,500	193,919	1,641,782
Current liabilities:
Accrued expenses and other current liabilities	603,516	87,502	563,603
Total current liabilities	2,656,946	385,221	2,940,086
Total liabilities	2,844,181	412,367	3,234,202
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,363,845	197,739	1,347,205
Accumulated other comprehensive income	49,664	7,201	48,699
Accumulated deficit	(2,436,918)	(353,320)	(2,520,438)
Total equity deficit to the shareholders of Tarena International, Inc. | ¥	(1,506,681)		(1,592,420)		(1,139,269)	¥ (403,064)
Total liabilities and shareholders' deficit	1,337,500	193,919	1,641,782
Class A ordinary shares
Shareholders' equity:
Ordinary shares	359	52	355
Treasury shares (7,199,870 and 10,608,950 Class A ordinary shares as of December 31, 2021 and 2022, at cost)	¥ (476,918)	$ (69,147)	¥ (459,815)
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	57,176,842	57,176,842	56,593,157	56,593,157
Ordinary shares outstanding	46,567,892	46,567,892	49,393,287	49,393,287
Treasury shares	10,608,950	10,608,950	7,199,870	7,199,870
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 74	$ 11	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059
Parent Company
Current assets:
Cash and cash equivalents	¥ 1,844	$ 267	¥ 23,506	$ 3,407	3,793	¥ 7,599
Prepaid expenses and other current assets	550	80	24
Amounts due from related parties	437,987	63,502	407,795		¥ 32,869
Total current assets	440,381	63,849	431,325
Investment in subsidiaries	(1,574,974)	(228,350)	(1,700,223)
Total assets	(1,134,593)	(164,501)	(1,268,898)
Current liabilities:
Accrued expenses and other current liabilities	30,392	4,406	5,781
Due to intercompany	334,909	48,557	309,241
Total current liabilities	365,301	52,963	315,022
Total liabilities	365,301	52,963	315,022
Commitments and contingencies
Shareholders' equity:
Treasury shares (7,199,870 and 10,608,950 Class A ordinary shares as of December 31, 2021 and 2022, at cost)	(476,918)	(69,147)	(459,815)
Additional paid-in capital	1,363,845	197,739	1,347,205
Accumulated other comprehensive income	49,664	7,201	48,699
Accumulated deficit	(2,436,918)	(353,320)	(2,520,438)
Total equity deficit to the shareholders of Tarena International, Inc.	(1,499,894)	(217,464)	(1,583,920)
Total liabilities and shareholders' deficit	(1,134,593)	(164,501)	(1,268,898)
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares	¥ 359	$ 52	¥ 355
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	57,176,842	57,176,842	56,593,157	56,593,157
Ordinary shares outstanding	46,567,892	46,567,892	49,393,287	49,393,287
Treasury shares	10,608,950	10,608,950	7,199,870	7,199,870
Parent Company | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 74	$ 11	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059